6 Staff costs (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff Costs
Salary	£ 175	£ 266	£ 110
Total pension and other post-employment benefit costs	17	22	4
Benefits in kind	1	1	1
Termination benefits			99
Director's emoluments	£ 193	£ 289	£ 214